Property and Equipment - Estimated Useful Lives (Details)	9 Months Ended
Sep. 30, 2020
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Tooling
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years